Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash	$ 25,000	$ 25,000	$ 25,000
Prepaid expenses	470,739	482,069
Total current assets	495,739	507,069	25,000
Deferred offering costs associated with the initial public offering			180,805
Other assets		64,562
Cash equivalents held in Trust Account	300,004,850	300,023,016
Total Assets	300,500,589	300,594,647	205,805
Current Liabilities:
Accrued expenses	1,529,634	1,316,833	76,294
Payables to related party		557,123	105,805
Sponsor loan – promissory notes	1,983,691	949,154
Franchise tax payable	49,885	200,000
Liabilities and Stockholders’ Equity (Deficit):
Total Current Liabilities	3,563,210	3,023,110	182,099
Warrant liability	26,363,625	19,954,232
FPS liability	7,491,200	4,452,968
Total Liabilities	37,418,035	27,430,310	182,099
Commitments and Contingencies
Common Stock subject to possible redemption	300,000,000	300,000,000
Stockholders’ Equity (Deficit):
Preferred Stock, value
Class A common stock, value	70	70
Class B common stock, value	750	750	863
Additional paid-in-capital	175,610	160,975	24,137
Accumulated deficit	(37,093,876)	(26,997,458)	(1,294)
Total Stockholders’ Deficit	(36,917,446)	(26,835,663)	23,706
Total Liabilities and Stockholders’ Deficit	$ 300,500,589	$ 300,594,647	$ 205,805